Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated September 29, 2016 to the Wilmington Funds Prospectus dated August 31, 2016

(the “Prospectus”)

Effective October, 1, 2016, the information in the Prospectus with respect to the Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund, will be amended as follows:

1.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 53 of the Prospectus relating to the Wilmington U.S. Government Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class	Institutional Class
Management Fee	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	0.82%	0.57%	0.82%	0.32%
Fee Waivers and/or Expense Reimbursements(1)	(0.05)%	(0.20)%	(0.20)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.77%	0.37%	0.62%	0.27%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Service, Select, Administrative and Institutional Class Shares will not exceed 0.77%, 0.37%, 0.62% and 0.27%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after September 30, 2017, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Class	$79	$257	$450	$1,009
Select Class	$38	$162	$298	$694
Administrative Class	$63	$242	$435	$995
Institutional Class	$28	$98	$175	$401

2.	The following amends and replaces information in first paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” on page 53 of the Prospectus relating to the Wilmington U.S. Government Money Market Fund:

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

3.	The following supplements the information in the sub-section entitled “Principal Risks of Investing in the Fund” on page 54 of the Prospectus relating to the Wilmington U.S. Government Money Market Fund:

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

4.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 56 of the Prospectus relating to the Wilmington U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Select Class	Service Class	Administrative Class
Management Fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.59%	0.84%	0.84%
Fee Waivers and/or Expense Reimbursements(1)	(0.24)%	(0.09)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.35%	0.75%	0.60%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Select, Service and Administrative Class Shares will not exceed 0.35%, 0.75% and 0.60%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after September 30, 2017, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Select Class Shares, Service Class Shares and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Class	$36	$165	$305	$715
Service Class	$77	$259	$457	$1,029
Administrative Class	$61	$244	$442	$1,015

5.	The following amends and replaces information in first paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” on page 56 of the Prospectus relating to the Wilmington U.S. Treasury Money Market Fund:

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

6.	The following supplements the information in the sub-section entitled “Principal Risks of Investing in the Fund” on page 56 of the Prospectus relating to the Wilmington U.S. Treasury Money Market Fund:

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Wilmington U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated September 29, 2016 to the Wilmington Funds Prospectus dated August 31, 2016

(the “Prospectus”)

Effective October, 1, 2016, the information in the Prospectus with respect to the Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund, will be amended as follows:

1.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 53 of the Prospectus relating to the Wilmington U.S. Government Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class	Institutional Class
Management Fee	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	0.82%	0.57%	0.82%	0.32%
Fee Waivers and/or Expense Reimbursements(1)	(0.05)%	(0.20)%	(0.20)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.77%	0.37%	0.62%	0.27%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Service, Select, Administrative and Institutional Class Shares will not exceed 0.77%, 0.37%, 0.62% and 0.27%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after September 30, 2017, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Class	$79	$257	$450	$1,009
Select Class	$38	$162	$298	$694
Administrative Class	$63	$242	$435	$995
Institutional Class	$28	$98	$175	$401

2.	The following amends and replaces information in first paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” on page 53 of the Prospectus relating to the Wilmington U.S. Government Money Market Fund:

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

3.	The following supplements the information in the sub-section entitled “Principal Risks of Investing in the Fund” on page 54 of the Prospectus relating to the Wilmington U.S. Government Money Market Fund:

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Wilmington U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated September 29, 2016 to the Wilmington Funds Prospectus dated August 31, 2016

(the “Prospectus”)

Effective October, 1, 2016, the information in the Prospectus with respect to the Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund, will be amended as follows:

4.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 56 of the Prospectus relating to the Wilmington U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Select Class	Service Class	Administrative Class
Management Fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.59%	0.84%	0.84%
Fee Waivers and/or Expense Reimbursements(1)	(0.24)%	(0.09)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.35%	0.75%	0.60%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Select, Service and Administrative Class Shares will not exceed 0.35%, 0.75% and 0.60%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after September 30, 2017, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Select Class Shares, Service Class Shares and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Class	$36	$165	$305	$715
Service Class	$77	$259	$457	$1,029
Administrative Class	$61	$244	$442	$1,015

5.	The following amends and replaces information in first paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” on page 56 of the Prospectus relating to the Wilmington U.S. Treasury Money Market Fund:

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

6.	The following supplements the information in the sub-section entitled “Principal Risks of Investing in the Fund” on page 56 of the Prospectus relating to the Wilmington U.S. Treasury Money Market Fund:

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.